091-15650 P.W. [redacted]

For Internal Use Only
Sec File No. 9-

RECEIVED
2012 OCT 23 PM 8:35
SEC / MR

Submit 1 Original
and 9 Copies

[redacted] APPROVAL
[redacted]ber: 3235-0504
August 31, 2013
average burden
response. . . . . . 3.60

12080076

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust
3. Class of New Derivative Securities Product:
Ownership of the Trust
4. Name of Underlying Instrument:
First Trust Large Cap Value Opportunities AlphaDEX Fund ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
FTA
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Various
8. Settlement Methodology of New Derivative Securities Product:
See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
See Prospectus

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:
[signature]

Date:
October 22, 2012

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 23 2012 |

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

RECEIVED
2012 OCT 23 PM 7:34
SEC / MR

October 22, 2012

**By Federal Express**

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

**Re: Forms 19b-4(e) for various ETFs**

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and nine copies of the Forms 19b-4(e) relating to the following ETFs:

| Name | Symbol |
|---|---|
| DBX MSCI Brazil Currency-Hedged Equity Fund ETF | DBBR |
| DBX MSCI Canada Currency-Hedged Equity Fund ETF | DBCN |
| DBX MSCI EAFE Currency-Hedged Equity Fund ETF | DBEF |
| DBX MSCI Emerging Markets Currency-Hedged Equity Fund ETF | DBEM |
| DBX MSCI Japan Currency-Hedged Equity Fund ETF | DBJP |
| Direxion Daily 20+ Year Treasury Bear 1x Shares ETF | TYNS |
| Direxion Daily 7-10 Year Treasury Bear 1x Shares ETF | TYBS |
| Direxion Daily Gold Miners Bear 2x Shares ETF | DUST |
| Direxion Daily Gold Miners Bull 2x Shares ETF | NUGT |
| Direxion Daily India Bull 2x Shares ETF | INDL |
| Direxion Daily Latin America 3x Bull Shares ETF | LBJ |
| Direxion Daily Retail Bull 2x Shares ETF | RETL (?) |
| Direxion Daily Semiconductor Bear 2x Shares ETF | SOXS |
| Direxion Daily Semiconductor Bull 2x Shares ETF | SOXL |
| Direxion Total Bond Market Bear 1x Shares ETF | SAGG |
| EGShares Basic Materials GEMS ETF | LGEM (?) |
| EGShares Brazil Infrastructure ETF | BRXX |

Act: Securities Exchange Act of 1934
Section: 19b-4
Rule: 19b-4(e)
Public Availability: OCT 23 2012

| | |
|---|---|
| EGShares China Infrastructure ETF | CHXX |
| EGShares Consumer Goods GEMS ETF | GGEM |
| EGShares Consumer Services GEMS ETF | VGEM |
| EGShares Emerging Markets Consumer ETF | ECON |
| EGShares Emerging Markets Metals/Mining ETF | EMT |
| EGShares Health Care GEMS ETF | HGEM |
| EGShares India Infrastructure ETF | INXX |
| EGShares India Small Cap ETF | SCIN |
| EGShares Industrials GEMS ETF | IGEM |
| EGShares Low Volatility Emerging Markets Dividend ETF | HILO |
| EGShares PAX MSCI North America ESG | NASI |
| EGShares Technology GEMS ETF | QGEM |
| EGShares Telecom GEMS ETF | TGEM |
| EGShares Utilities GEMS ETF | UGEM |
| First Trust Asia Pacific Ex-Japan AlphaDEX ETF | FPA |
| First Trust Brazil AlphaDEX ETF | FBZ |
| First Trust China AlphaDEX ETF | FCA |
| First Trust Consumer Discretionary AlphaDEX ETF | FXD |
| First Trust Consumer Staples AlphaDEX ETF | FXG |
| First Trust Developed Markets Ex-US AlphaDEX ETF | FDT |
| First Trust DJ Select MicroCap ETF | FDM |
| First Trust Emerging Markets AlphaDEX ETF | FEM |
| First Trust Energy AlphaDEX Fund ETF | FXN |
| First Trust Europe AlphaDEX ETF | FEP |
| First Trust Financials AlphaDEX ETF | FXO |
| First Trust Health Care AlphaDEX ETF | FXH |
| First Trust Industrials AlphaDEX ETF | FXR |
| First Trust IPOX-100 Index Fund ETF | FPX |
| First Trust ISE Cloud Computing Index Fund ETF | SKYY |
| First Trust ISE Global Engineering and Construction Index Fund ETF | FLM |
| First Trust Japan AlphaDEX ETF | FJP |
| First Trust Large Cap Core AlphaDEX ETF | FEX |
| First Trust Large Cap Growth Opportunities AlphaDEX Fund ETF | FTC |
| First Trust Large Cap Value Opportunities AlphaDEX Fund ETF | FTA |
| First Trust Latin America AlphaDEX ETF | FLN |
| First Trust Materials AlphaDEX Fund ETF | FXZ |
| First Trust Mid Cap Core AlphaDEX ETF | FNX |
| First Trust Mid Cap Growth AlphaDEX ETF | FNY |

| | |
|---|---|
| First Trust Mid Cap Value AlphaDEX ETF | FNK |
| First Trust Morningstar ETF | FDL |
| First Trust Multi Cap Growth AlphaDEX ETF | FAD |
| First Trust Multi Cap Value AlphaDEX Fund ETF | FAB |
| First Trust NASDAQ ABA Community Bank Index Fund ETF | QABA |
| First Trust NASDAQ Clean Edge U.S. Liquid Series Index Fund ETF | QCLN |
| First Trust NASDAQ Global Auto ETF | CARZ |
| First Trust NASDAQ-100 Equal Weighted IndexSMFund ETF | QQEW |
| First Trust NASDAQ-100 Ex-Technology Sector Index Fund ETF | QQXT |
| First Trust NASDAQ-100-Technology Sector Index Fund ETF | QTEC |
| First Trust S&P REIT Index Fund ETF | FRI |
| First Trust Small Cap Core AlphaDEX ETF | FYX |
| First Trust Small Cap Growth AlphaDEX ETF | FYC |
| First Trust Small Cap Value AlphaDEX ETF | FYT |
| First Trust South Korea AlphaDEX ETF | FKO |
| First Trust Technology AlphaDEX ETF | FXL |
| First Trust Utilities AlphaDEX Fund ETF | FXU |
| Global X Brazil Consumer ETF | BRAQ |
| Global X Brazil Financials ETF | BRAF |
| Global X Brazil Mid Cap ETF | BRAZ |
| Global X China Consumer ETF | CHIQ |
| Global X China Energy ETF | CHIE |
| Global X China Financials ETF | CHIX |
| Global X China Industrials ETF | CHII |
| Global X China Materials ETF | CHIM |
| Global X Columbia 20 ETF | GXG |
| Global X Copper Miners ETF | COPX |
| Global X Fertilizers/Potash ETF | SOIL |
| Global X FTSE Argentina 20 ETF | ARGT |
| Global X FTSE Nordic Region ETF | GXF |
| Global X Gold Miners ETF | GGGG |
| Global X NASDAQ China Technology ETF | QQQC |
| Global X Sliver Miners ETF | SIL |
| Global X Social Media Index ETF | SOCL |
| Global X Top Guru Holdings Index ETF | GURU |
| Guggenheim BulletShares 2012 Corporate Bond ETF | BSCC |
| Guggenheim BulletShares 2012 High Yield Corporate Bond ETF | BSJC |
| Guggenheim BulletShares 2013 Corporate Bond ETF | BSCD |

| | |
|---|---|
| Guggenheim BulletShares 2013 High Yield Corporate Bond ETF | BSJD |
| Guggenheim BulletShares 2014 Corporate Bond ETF | BSCE |
| Guggenheim BulletShares 2014 High Yield Corporate Bond ETF | BSJE |
| Guggenheim BulletShares 2015 Corporate Bond ETF | BSCF |
| Guggenheim BulletShares 2015 High Yield Corporate Bond ETF | BSJF |
| Guggenheim BulletShares 2016 Corporate Bond ETF | BSCG |
| Guggenheim BulletShares 2017 Corporate Bond ETF | BSCH |
| Guggenheim China All-Cap ETF | YAO |
| Guggenheim China Technology ETF | CQQQ |
| Guggenheim Enhanced Ultra-Short Bond ETF | GSY |
| Guggenheim MSCI EAFE Equal Weight ETF | EWEF |
| Guggenheim MSCI Emerging Markets Equal Weight ETF | EWEM |
| Guggenheim Russell 1000® Equal Weight ETF | EWRI |
| Guggenheim Russell 2000® Equal Weight ETF | EWRS |
| Guggenheim Russell MidCap® Equal Weight ETF | EWRM |
| Guggenheim Shipping ETF | SEA |
| IndexIQ ARB Global Resources ETF | GRES |
| IndexIQ ARB Merger Arbitrage ETF | MNA |
| IndexIQ Australia Small Cap ETF | KROO |
| IndexIQ Canada Small Cap ETF | CNDA |
| IndexIQ Global Agribusiness Small Cap ETF | CROP |
| IndexIQ Global Oil Small Cap ETF | IOIL |
| IndexIQ Hedge Macro Tracker ETF | MCRO |
| iShares Asia/Pacific Dividend 30 ETF | DVYA |
| iShares B - Ca Rated Corporate Bond ETF | QLTC |
| iShares Baa - Ba Rated Corporate Bd ETF | QLTB |
| iShares Barclays U.S. Treasury Bond ETF | GOVT |
| iShares Dow Jones International Select Dividend ETF | IDV |
| iShares Emerging Markets Dividend ETF | DVYE |
| iShares FTSE Developed Small Cap ex-North America Index Fund ETF | IFSM |
| iShares FTSE EPRA/NAREIT Asia Index Fund ETF | IFAS |
| iShares FTSE EPRA/NAREIT Europe Index Fund ETF | IFEU |
| iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund ETF | IFGL |
| iShares FTSE EPRS/NAREIT North America Index Fund | IFNA |
| iShares FTSE NAREIT Mortgage REITs Index Fund ETF | REM |
| iShares FTSE NAREIT Real Estate 50 Index Fund ETF | FTY |
| iShares FTSE NAREIT Residential Index Fund ETF | REZ |
| iShares FTSE NAREIT Retail Index Fund ETF | RTL |

| | |
|---|---|
| iShares High Dividend Equity ETF | HDV |
| iShares Morningstar Multi-Asset Income ETF | IYLD |
| iShares MSCI AC Asia ex Japan Small Cap | AXJS |
| iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund (AXDI) ETF | AXDI |
| iShares MSCI ACWI ex US Consumer Staples Sector Index Fund (AXSL) ETF | AXSL |
| iShares MSCI ACWI ex US Energy Sector Index Fund (AXEN) ETF | AXEN |
| iShares MSCI ACWI ex US Financials Sector Index Fund ETF | AXFN |
| iShares MSCI ACWI ex US Health Care Sector Index Fund (AXHE) ETF | AXHE |
| iShares MSCI ACWI ex US Industrials Sector Index Fund (AXID) ETF | AXID |
| iShares MSCI ACWI ex US Information Technology Sector Index Fund (AXIT) ETF | AXIT |
| iShares MSCI ACWI ex US Materials Sector Index Fund (AXMT) ETF | AXMT |
| iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund (AXTE) ETF | AXTE |
| iShares MSCI ACWI ex US Utilities Sector Index Fund (AXUT) ETF | AXUT |
| iShares MSCI All Country World Min Vol | ACWV |
| iShares MSCI All Peru Capped Index Fund ETF | EPU |
| iShares MSCI Australia Small Cap | EWAS |
| iShares MSCI Canada Small Cap Index Fund | EWCS |
| iShares MSCI China ETF | MCHI |
| iShares MSCI Denmark Cppd Investable Mkt | EDEN |
| iShares MSCI Emerging Markets Asia ETF | EEMA |
| iShares MSCI Emerging Markets Consumer Discretionary Sector Index ETF | EMDI |
| iShares MSCI Emerging Markets Eastern Europe Index Fund ETF | ESR |
| iShares MSCI Emerging Markets Energy Sector Capped Index ETF | EMEY |
| iShares MSCI Emerging Markets Financials Sector Index Fund ETF | EMFN |
| iShares MSCI Emerging Markets Growth Index ETF | EGRW |
| iShares MSCI Emerging Markets Materials Sector Index Fund ETF | EMMT |
| iShares MSCI Emerging Markets Minimum Volatility Index Fund ETF | EEMV |
| iShares MSCI Emerging Markets Small Cap Index Fund ETF | EEMS |
| iShares MSCI Emerging Markets Value Index ETF | EVAL |
| iShares MSCI Europe Financials Sector Index Fund ETF | EUFN |
| iShares MSCI Far East Financials Sector Index Fund ETF | FEFN |
| iShares MSCI Finland Capped Inv Mkt | EFNL |
| iShares MSCI Germany Small Cap | EWGS |
| iShares MSCI Global Agriculture Producers Fund ETF | VEGI |
| iShares MSCI Global Energy Producers Fund ETF | FILL |
| iShares MSCI Global Gold Miners Fund ETF | RING |
| iShares MSCI Global Select Metals & Mining Producers Fund ETF | PICK |

| | |
|---|---|
| iShares MSCI Global Silver Miners Fund ETF | SLVP |
| iShares MSCI India Index ETF | INDA |
| iShares MSCI India Small Cap ETF | SMIN |
| iShares MSCI Indonesia Investable Market Index Fund ETF | EIDO |
| iShares MSCI Ireland Capped Investable Market Index Fund ETF | EIRL |
| iShares MSCI Japan Sm Cap ETF | SCJ |
| iShares MSCI New Zealand Investable Market Index Fund (ENZL) ETF | ENZL |
| iShares MSCI Norway Cppd Investable Mkt | ENOR |
| iShares MSCI Poland Investable Market Index Fund ETF | EPOL |
| iShares MSCI United Kingdom Small Cap | EWUS |
| iShares MSCI USA Index Fund ETF | EUSA |
| iShares MSCI USA Minimum Volatility Index Fund ETF | USMV |
| iShares S&P Developers Ex-US Property Index ETF | WPS |
| iShares S&P Emerging Markets Infrastructure Index Fund ETF | EMIF |
| iShares S&P India Nifty 50 Index Fund ETF | INDY |
| Market Vector Colombia ETF | COLX |
| Market Vectors Egypt Index ETF | EGPT |
| Market Vectors Germany Small-Cap ETF | GERJ |
| Market Vectors Indonesia Small-Cap ETF | IDXJ |
| Market Vectors Latin America Small-Cap Index ETF | LATM |
| Market Vectors Poland ETF | PLND |
| Market Vectors Unconventional Oil&Gas ETF | FRAK |
| Market Vectors Vietnam ETF | VNM |
| PIMCO 1-3 Year U.S. Treasury Index Fund ETF | TUZ |
| PIMCO 3-7 Year U.S. Treasury Index Fund ETF | FIVZ |
| PIMCO Enhanced Short Maturity Strategy Fund ETF | MINT |
| PowerShares DWA Developed Market Technical Leaders Portfolio ETF | PIZ |
| PowerShares DWA Emerging Market Technical Leaders Portfolio ETF | PIE |
| PowerShares DWA Technical Leaders Portfolio ETF | PDP |
| PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio ETF | PAF |
| PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio ETF | PXF |
| PowerShares FTSE RAFI US 1500 Small-Mid Portfolio ETF | PRFZ |
| PowerShares Global Wind Energy Portfolio ETF | PWND |
| PowerShares KBW High Dividend Yield Financial Portfolio ETF | KBWD |
| PowerShares KBW International Financial Portfolio ETF | KBWX |
| PowerShares KBW Premium Yield Equity REIT Portfolio ETF | KBWY |
| PowerShares KBW Property & Casualty Insurance Portfolio ETF | KBWP |

| | |
|---|---|
| PowerShares Nasdaq Internet Portfolio ETF | PNQI |
| PowerShares S&amp;P Emerging MktsHigh Beta ETF | EEHB |
| PowerShares S&P Emerging Markets Low Vol | EELV |
| PowerShares S&P International Dev High Beta ETF | IDHB |
| PowerShares S&P SmallCap Consumer Discretionary Portfolio ETF | PSCD |
| PowerShares S&P SmallCap Consumer Staples Portfolio ETF | PSCC |
| PowerShares S&P SmallCap Energy Portfolio ETF | PSCE |
| PowerShares S&P SmallCap Financials Portfolio ETF | PSCF |
| PowerShares S&P SmallCap Health Care Portfolio ETF | PSCH |
| PowerShares S&P SmallCap Industrials Portfolio ETF | PSCI |
| PowerShares S&P SmallCap Information Technology ETF | PSCT |
| PowerShares S&P SmallCap Materials Portfolio ETF | PSCM |
| PowerShares S&P SmallCap Utilities Portfolio ETF | PSCU |
| ProShares Short 20+ Year Treasury ETF | TBF |
| ProShares Short Basic Materials ETF | SBM |
| ProShares Short FTSE China 25 | YXI |
| ProShares Short High Yield ETF | SJB |
| ProShares Short KBW Regional Banking ETF | KRS |
| ProShares Short Real Estate ETF | REK |
| ProShares Short VIX Short-Term Futures ETF | SVXY |
| ProShares Ultra 20+ Year Treasury ETF | UBT |
| ProShares Ultra 7-10 Year Treasury ETF | UST |
| ProShares Ultra KBW Regional Banking ETF | KRU |
| ProShares Ultra MSCI Brazil ETF | UBR |
| ProShares Ultra MSCI Europe ETF | UPV |
| ProShares Ultra MSCI Mexico Investable Market ETF | UMX |
| ProShares Ultra MSCI Pacific ex-Japan ETF | UXJ |
| ProShares Ultra Russell 3000 ETF | UWC |
| ProShares Ultra VIX Short-Term Futures ETF | UVXY |
| ProShares UltraPro Short 20+ Year Treasury | TTT |
| ProShares UltraShort Russell 3000 ETF | TWQ |
| RussellETF Low P/E ETF | LWPE |
| Schwab Intermediate-Term U.S. Treasury ETF | SCHR |
| Schwab International Equity ETF | SCHF |
| Schwab Short-Term U.S. Treasury ETF | SCHO |
| Schwab U.S. Broad Market ETF | SCHB |
| Schwab U.S. Dividend Equity ETF | SCHD |
| Schwab U.S. Large-Cap ETF | SCHX |

| | |
|---|---|
| Schwab U.S. Large-Cap Growth ETF | SCHG |
| Schwab U.S. Large-Cap Value ETF | SCHV |
| Schwab U.S. Small-Cap ETF | SCHA |
| Schwab U.S. TIPS | SCHP |
| SPDR Barclays Capital Short Term Corporate Bond ETF | SCPB |
| SPDR S&P Global Natural Resources ETF | GNR |
| SPDR S&P Healthcare Equipment ETF | XHE |
| SPDR S&P Mortgage Finance ETF | KME |
| SPDR S&P Telecom ETF | XTL |
| SPDR S&P Transportation ETF | XTN |
| Vanguard FTSE All-World ex-US Small-Cap ETF | VSS |
| Vanguard Intermediate-Term Corporate Bond ETF | VCIT |
| Vanguard Intermediate-Term Government Bond ETF | VGIT |
| Vanguard Long-Term Corporate Bond ETF | VCLT |
| Vanguard Long-Term Government Bond ETF | VGLT |
| Vanguard Mortgage Backed Securities ETF | VMBS |
| Vanguard Short-Term Corporate Bond ETF | VCSH |
| Vanguard Short-Term Government Bond ETF | VGSH |
| WisdomTree DEFA Equity Income Fund ETF | DTH |
| WisdomTree DEFA Fund ETF | DWM |
| WisdomTree Earnings 500 Fund ETF | EPS |
| WisdomTree Europe SmallCap Dividend Fund ETF | DFE |
| WisdomTree Global ex-U.S. Growth Fund ETF | DNL |
| WisdomTree Global ex-U.S. Real Estate Fund ETF | DRW |
| WisdomTree High-Yielding Equity Fund ETF | DHS |
| WisdomTree International Dividend Top 100 Fund ETF | DOO |
| WisdomTree International Hedged Equity Fund ETF | HEDJ |
| WisdomTree International LargeCap Dividend Fund ETF | DOL |
| WisdomTree International MidCap Dividend Fund ETF | DIM |
| WisdomTree International SmallCap Fund ETF | DLS |
| WisdomTree Japan SmallCap Fund ETF | DFJ |
| WisdomTree Japan Total Dividend Fund ETF | DXJ |
| WisdomTree LargeCap Value Fund ETF | EZY |
| WisdomTree MidCap Earnings Fund ETF | EZM |
| WisdomTree SmallCap Earnings Fund ETF | EES |
| WisdomTree Total Dividend Fund ETF | DTD |
| WisdomTree Total Earnings Fund ETF | EXT |

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures